Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Schedule of Inventories

The Company’s inventory is comprised of:

	December 31	December 31
	2019	2018
	$	$
Dried bulk cannabis and packaged inventory	3,544,538	5,778,176
Cannabis oils	2,464,954	337,314
Goods for resale	125	1,498
Supplies and consumables	577,993	655,537
	6,587,610	6,772,525